Income and Other Taxes (Unrecognized to End) (Detail) - PPL Energy Supply LLC [Member] $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Jurisdiction	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Real Estate Acquired Through Foreclosure Under Forward Purchase Agreements [Line Items]
Beginning of period	$ 15	$ 30
Reductions based on tax positions of prior years	0	(15)
End of period	15	15	$ 30
Total amount unrecognized tax benefits may decrease in next 12 months	15
Total unrecognized tax benefits and related effects that, if recognized, would decrease the effective tax rate	14	14
Open Tax Positions - Accrued Interest (Numeric) [Abstract]
Accrued interest receivable (payable) related to tax positions	16	15
Open Tax Positions - Interest and Penalties (Numeric) [Abstract]
Interest expense (benefit) related to tax positions	$ (1)	$ 5	$ (4)
Number of major tax jurisdictions tax returns are filed | Jurisdiction	3
IRS
Open Tax Positions - Interest and Penalties (Numeric) [Abstract]
Income tax examination, year(s) no longer under examination	1997 and prior
State [Member]
Open Tax Positions - Interest and Penalties (Numeric) [Abstract]
Income tax examination, year(s) no longer under examination	2010 and prior
Montana - State [Member]
Open Tax Positions - Interest and Penalties (Numeric) [Abstract]
Income tax examination, year(s) no longer under examination	2010 and prior